UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
ASSET-BACKED SECURITIES 18.75%

Automobiles 8.52%

Bank of America Auto Trust 2010-1A A2†	0.75%		6/15/2012	0.80	$1,190	$1,190,991
Capital Auto Receivables Asset Trust 2006-2 A3B	0.29%	#	5/15/2011	0.03	173	172,694
Capital Auto Receivables Asset Trust 2007-1 A3A	5.00%		4/15/2011	0.04	134	134,303
Capital Auto Receivables Asset Trust 2007-1 A3B	0.24%	#	4/15/2011	0.03	346	345,721
Capital Auto Receivables Asset Trust 2007-1 A4B	0.27%	#	4/16/2012	0.02	1,070	1,067,870
Capital Auto Receivables Asset Trust 2007-2 A3	0.53%	#	7/15/2011	0.03	940	940,154
Capital Auto Receivables Asset Trust 2007-4A A3B	0.93%	#	12/15/2011	0.03	494	494,397
Capital Auto Receivables Asset Trust 2008-1 A3B	1.23%	#	8/15/2012	0.54	879	882,223
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	0.24	555	560,632
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	0.25	264	267,482
CarMax Auto Owner Trust 2008-2 A2B	1.13%	#	9/15/2011	0.03	275	275,917
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	0.91	1,000	1,000,552
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%		6/15/2011	0.47	1,500	1,507,521
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	0.73	775	777,662
Daimler Chrysler Auto Trust 2008-B A2B	1.158%	#	7/8/2011	0.09	150	149,602
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	0.35	1,255	1,274,317
Ford Credit Auto Owner Trust 2007-B A3B	0.57%	#	11/15/2011	0.40	1,587	1,587,908
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	0.29	1,556	1,562,528
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	0.43	147	147,978
Harley-Davidson Motorcycle Trust 2007-3 A3	0.58%	#	6/15/2012	0.03	554	554,279
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	0.35	283	284,687
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	0.74	700	702,047
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	0.31	544	546,854
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	0.41	1,040	1,043,939
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	0.90	1,000	1,000,482
Hyundai Auto Receivables Trust 2007-A A3B	0.63%	#	1/17/2012	0.31	293	293,569
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	0.56	1,100	1,103,636
Nissan Auto Receivables Owner Trust 2008-B A3	4.46%		4/16/2012	0.57	846	863,184
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	0.27	1,253	1,261,436
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	0.20	213	214,798
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	0.13	1,237	1,241,513
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	0.85	325	325,142

Total						23,776,018

Credit Cards 7.23%

American Express Credit Account Master Trust 2005-5 A	0.27%	#	2/15/2013	0.03	500	499,929
American Express Issuance Trust 2005-1 A	0.26%	#	8/15/2011	0.03	1,000	999,293
American Express Issuance Trust 2007-1 A	0.43%	#	9/15/2011	0.03	2,475	2,475,230
Capital One Multi-Asset Execution Trust 2003-A5	0.52%	#	7/15/2013	0.03	2,415	2,416,754
Chase Issuance Trust 2007-A6	0.23%	#	4/16/2012	0.03	1,350	1,349,942
Chase Issuance Trust 2009-A4	0.98%	#	6/15/2012	0.03	2,021	2,023,759
Chase Issuance Trust 2009-A7	0.68%	#	9/17/2012	0.03	1,500	1,502,352
Citibank Credit Card Issuance Trust 2006-A6	0.257%	#	5/24/2012	0.06	777	776,848
Citibank Credit Card Issuance Trust 2007-A2	0.241%	#	5/21/2012	0.13	1,500	1,499,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value

Credits Cards (continued)

Citibank Credit Card Issuance Trust 2007-A6	0.241%	#	7/12/2012	0.02	$1,710	$1,709,531
Discover Card Master Trust I 2006-1 A2	0.28%	#	8/16/2013	0.02	500	498,629
Discover Card Master Trust I 2006-2 A2	0.26%	#	1/16/2014	0.02	1,000	995,095
Discover Card Master Trust I 2007-3 A1	0.24%	#	10/16/2012	0.03	332	331,987
MBNA Credit Card Master Note Trust 2001-B A	0.49%	#	8/15/2013	0.02	1,500	1,497,756
MBNA Credit Card Master Note Trust 2003-A8	0.42%	#	12/17/2012	0.03	1,609	1,608,854

Total						20,185,548

Home Equity 0.04%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.65	103	99,625

Other 2.96%
Energy Texas Restoration Funding LLC 2009-A A1	2.12%		2/1/2016	2.47	1,050	1,061,345
RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	1.42	447	472,962
SLM Student Loan Trust 2007-2 A1	0.229%	#	4/25/2014	0.06	163	162,650
SLM Student Loan Trust 2007-3 A1	0.239%	#	10/27/2014	0.06	884	883,894
SLM Student Loan Trust 2007-6 A1	0.419%	#	4/27/2015	0.06	590	589,448
SLM Student Loan Trust 2007-7 A1	0.389%	#	10/25/2012	0.06	480	480,468
SLM Student Loan Trust 2007-8 A1	0.479%	#	7/27/2015	0.06	543	543,313
SLM Student Loan Trust 2008-2 A1	0.549%	#	1/25/2015	0.06	1,871	1,872,264
SLM Student Loan Trust 2008-3 A1	0.749%	#	1/25/2014	0.06	1,039	1,041,751
SLM Student Loan Trust 2008-4 A1	0.929%	#	7/25/2013	0.06	1,133	1,137,594

Total						8,245,689

Total Asset-Backed Securities (cost $52,243,536)						52,306,880

CORPORATE BONDS 31.44%

Airlines 0.50%

Southwest Airlines Co.†	10.50%		12/15/2011	1.53	1,250	1,402,901

Banking 4.38%
Bank of America Corp.	2.10%		4/30/2012	2.00	2,800	2,853,004
Bank of Nova Scotia	0.274%	#	7/6/2011	1.28	1,000	999,999
Deutsche Bank AG	0.551%	#	1/19/2012	1.82	1,000	1,000,484
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	3.87	415	425,943
Export-Import Bank of Korea (South Korea)(a)	5.125%		2/14/2011	0.85	1,000	1,025,714
Inter-American Development Bank	3.00%		4/22/2014	3.77	960	989,838
Korea Development Bank (South Korea)(a)	5.75%		5/13/2012	1.96	250	264,084
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%		3/10/2014	3.67	535	557,253
Societe Financement de l’Economie Francaise (France)†(a)	2.375%		3/26/2012	1.92	2,000	2,034,360
Societe Financement de l’Economie Francaise (France)(a)†	3.375%		5/5/2014	3.77	2,000	2,077,036

Total						12,227,715

Beverages 0.73%

Brown-Forman Corp.	0.351%	#	4/1/2010	0.00	180	180,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value

Beverages (continued)

Molson Coors Capital Finance ULC	4.85%		9/22/2010	0.47	$1,500	$1,530,104
SABMiller plc (United Kingdom)†(a)	6.20%		7/1/2011	1.18	305	321,672

Total						2,031,776

Building Materials 0.18%

Vulcan Materials Co.	1.507%	#	12/15/2010	0.19	500	499,660

Chemicals 0.31%

Potash Corp. of Saskatchewan, Inc. (Canada)(a)	7.75%		5/31/2011	1.11	795	852,378

Consumer/Commercial/Lease Financing 0.36%

Citigroup Funding, Inc.	2.25%		12/10/2012	2.58	1,000	1,016,889

Electric-Distribution/Transportation 3.12%

Columbus Southern Power Co.	0.657%	#	3/16/2012	0.20	500	500,831
Consumers Energy Co.	4.00%		5/15/2010	0.11	2,150	2,157,779
Indianapolis Power & Light Co.†	6.30%		7/1/2013	2.91	375	413,433
Ohio Power Co.	0.431%	#	4/5/2010	0.01	2,023	2,023,000
Pacific Gas & Electric Co.	1.204%	#	6/10/2010	0.18	3,600	3,606,419

Total						8,701,462

Electric: Generation 1.61%

Dominion Resources, Inc.	1.308%	#	6/17/2010	0.20	1,000	1,002,161
Gulf Power Co.	0.388%	#	6/28/2010	0.23	1,500	1,500,663
Southern Co.	0.649%	#	10/21/2011	0.04	1,975	1,986,854

Total						4,489,678

Electric: Integrated 2.79%

Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	1.82	295	325,518
Appalachian Power Co.	5.65%		8/15/2012	2.21	1,000	1,075,269
Arizona Public Service Co.	6.375%		10/15/2011	1.42	500	531,142
Black Hills Corp.	6.50%		5/15/2013	2.76	500	540,666
CenterPoint Energy, Inc.	7.25%		9/1/2010	0.40	1,000	1,022,150
Commonwealth Edison Co.	6.15%		3/15/2012	1.84	1,000	1,083,645
DPL, Inc.	6.875%		9/1/2011	1.34	300	320,994
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	0.79	500	525,634
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	1.96	350	407,538
Nevada Power Co.	8.25%		6/1/2011	1.09	500	536,618
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%		10/25/2012	2.31	500	517,813
TECO Energy, Inc.	2.249%	#	5/1/2010	0.02	900	900,628

Total						7,787,615

Electronics 0.60%

Koninklijke Philips Electronics NV (Netherlands)(a)	1.406%	#	3/11/2011	0.95	900	909,912
National Semiconductor Corp.	0.507%	#	6/15/2010	0.19	775	774,132

Total						1,684,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value

Energy: Exploration & Production 1.16%

Kerr-McGee Corp.	6.875%		9/15/2011	1.39	$500	$538,889
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	4.50%		9/30/2012	2.37	890	938,606
Woodside Finance Ltd. (Australia)†(a)	6.70%		8/1/2011	1.27	500	527,073
XTO Energy, Inc.	5.00%		8/1/2010	0.32	1,215	1,232,434

Total						3,237,002

Environmental 0.83%

Allied Waste North America, Inc.	6.375%		4/15/2011	0.97	500	521,877
Waste Management, Inc.	7.375%		8/1/2010	0.32	1,750	1,786,449

Total						2,308,326

Food: Wholesale 1.12%

Cadbury Schweppes US Finance LLC†	5.125%		10/1/2013	3.19	598	633,827
Kraft Foods, Inc.	0.75%	#	8/11/2010	0.10	2,500	2,502,865

Total						3,136,692

Gas Distribution 2.58%

AGL Capital Corp.	7.125%		1/14/2011	0.75	2,000	2,091,408
Florida Gas Transmission Co. LLC†	7.00%		7/17/2012	2.10	500	542,472
Kinder Morgan Energy Partners LP	7.50%		11/1/2010	0.55	1,200	1,240,583
National Fuel Gas Co.	7.50%		11/22/2010	0.61	1,250	1,300,514
NiSource Finance Corp.	7.875%		11/15/2010	0.59	1,050	1,090,445
Texas Eastern Transmission LP	7.30%		12/1/2010	0.63	650	675,607
Transcontinental Gas Pipe Line Corp.	7.00%		8/15/2011	1.30	250	267,012

Total						7,208,041

Health Services 0.37%

Roche Holdings, Inc.†	2.252%	#	2/25/2011	0.14	1,000	1,018,420

Integrated Energy 0.54%

BP Capital Markets plc (United Kingdom)(a)	1.55%		8/11/2011	1.34	500	505,089
Shell International Finance BV (Netherlands)(a)	1.30%		9/22/2011	1.46	1,000	1,005,371

Total						1,510,460

Investments & Miscellaneous Financial Services 3.20%

Bear Stearns Cos. LLC	5.50%		8/15/2011	1.31	750	790,822
Citigroup Funding, Inc.	1.875%		10/22/2012	2.45	3,130	3,156,927
Discover Financial Services	0.786%	#	6/11/2010	0.20	1,000	998,991
General Electric Capital Corp.	2.00%		9/28/2012	2.41	1,900	1,927,027
GMAC, Inc.	1.75%		10/30/2012	2.48	1,040	1,046,672
Goldman Sachs Group, Inc. (The)	4.50%		6/15/2010	0.19	1,000	1,007,509

Total						8,927,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
Machinery 0.58%

Ingersoll-Rand Global Holding Co., Ltd.	1.75%	#	8/13/2010	0.37	$1,600	$1,607,651

Media: Broadcast 0.46%

CBS Corp.	7.70%		7/30/2010	0.32	1,250	1,272,782

Non-Food & Drug Retailers 0.90%

CVS Caremark Corp.	1.754%	#	9/10/2010	0.18	1,200	1,205,582
Home Depot, Inc.	4.625%		8/15/2010	0.36	1,300	1,319,048

Total						2,524,630

Oil Refining & Marketing 1.03%

Enterprise Products Operating LLC	4.95%		6/1/2010	0.15	1,000	1,005,226
Petronas Capital Ltd. (Malaysia)†(a)	7.00%		5/22/2012	1.97	750	826,819
Total Capital SA (France)(a)	5.00%		10/10/2011	1.46	1,000	1,055,541

Total						2,887,586

Pharmaceuticals 0.45%

Boston Scientific Corp.	4.25%		1/12/2011	0.75	1,250	1,267,047

Software/Services 0.19%

Intuit, Inc.	5.40%		3/15/2012	1.85	500	530,584

Telecommunications: Integrated/Services 1.87%

CenturyTel, Inc.	8.375%		10/15/2010	0.50	1,298	1,347,382
Deutsche Telekom International Finance BV (Germany)(a)	8.50%		6/15/2010	0.21	1,460	1,481,661
Koninklijke KPN NV (Netherlands)(a)	8.00%		10/1/2010	0.48	945	978,241
Telefonica Europe BV (Netherlands)(a)	7.75%		9/15/2010	0.44	350	360,619
Verizon Global Funding Corp.	7.25%		12/1/2010	0.63	1,000	1,043,581

Total						5,211,484

Telecommunications: Wireless 1.45%

Cellco Partnership/Verizon Wireless Capital LLC	2.851%	#	5/20/2011	0.13	1,000	1,029,474
Vodafone Group plc (United Kingdom)(a)	0.597%	#	6/15/2011	1.22	3,000	3,005,205

Total						4,034,679

Tobacco 0.13%

Reynolds American, Inc.	6.50%		7/15/2010	0.27	350	354,138

Total Corporate Bonds (cost $87,346,896)						87,731,588

FOREIGN GOVERNMENT OBLIGATIONS 7.41%

Brazil 0.04%

Federal Republic of Brazil(a)	6.00%		1/17/2017	5.54	100	109,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)		Value
Hungary 2.18%

Hungary Government Bond(b)	6.25%		8/24/2010	0.38	HUF	493,230	$2,518,983
Hungary Government Bond(b)	6.75%		4/12/2010	0.03	HUF	702,000	3,574,093

Total							6,093,076

Mexico 0.10%

United Mexican States(a)	7.50%		1/14/2012	1.67		$250	278,750

Panama 0.20%

Republic of Panama(a)	7.25%		3/15/2015	4.20		30	34,425
Republic of Panama(a)	9.625%		2/8/2011	0.81		500	535,000

Total							569,425

Peru 0.21%

Republic of Peru(a)	9.125%		2/21/2012	1.75		500	571,250

Poland 2.23%

Poland Government Bond(b)	Zero Coupon		7/25/2010	0.30	PLN	3,652	1,265,003
Poland Government Bond(b)	6.00%		11/24/2010	0.62	PLN	13,980	4,960,350

Total							6,225,353

Turkey 2.33%

Turkey Government Bond(b)	Zero Coupon		4/14/2010	0.04	TRY	6,100	4,009,461
Turkey Government Bond(b)	Zero Coupon		6/23/2010	0.23	TRY	3,845	2,494,139

Total							6,503,600

United Arab Emirates 0.12%

Emirate of Abu Dhabi† (a)	5.50%		8/2/2012	2.19		$300	324,170

Total Foreign Government Obligations (cost $20,732,659)							20,674,774

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.92%

Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019	4.96		1,743	1,768,701
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	5.03		1,870	1,861,660
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019	3.12		1,323	1,331,978
Federal National Mortgage Assoc. 2010-M1 A1	3.305%		6/25/2019	4.58		396	401,957

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $5,376,520)							5,364,296

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 3.34%

Federal Home Loan Mortgage Corp.	3.50%		5/1/2010	0.07		94	95,510
Federal Home Loan Mortgage Corp.	3.50%		9/1/2010	0.37		325	326,140
Federal Home Loan Mortgage Corp.	3.696%	#	12/1/2039	3.77		970	999,341
Federal Home Loan Mortgage Corp.	4.00%		7/1/2010	0.14		142	142,654
Federal Home Loan Mortgage Corp.	4.00%		5/1/2011	0.74		79	80,234
Federal Home Loan Mortgage Corp.	4.939%	#	7/1/2035	1.69		852	896,715
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.30		542	577,305
Federal Home Loan Mortgage Corp.	5.058%	#	9/1/2035	2.78		1,169	1,235,600
Federal Home Loan Mortgage Corp.(c)	5.68%	#	11/1/2037	1.72		537	567,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.95%		3/1/2015	4.59	$1,000	$1,033,244
Federal National Mortgage Assoc.	3.18%		11/1/2014	4.13	1,194	1,215,575
Federal National Mortgage Assoc.	3.50%		10/1/2010	0.38	58	58,971
Federal National Mortgage Assoc.	4.00%		8/1/2010	0.17	94	94,784
Federal National Mortgage Assoc.	4.00%		10/1/2010	0.37	77	78,007
Federal National Mortgage Assoc.	4.00%		11/1/2010	0.37	190	191,282
Federal National Mortgage Assoc.	4.00%		1/1/2011	0.49	195	196,916
Federal National Mortgage Assoc.	4.00%		6/1/2011	0.76	789	804,409
Federal National Mortgage Assoc.	5.80%	#	10/1/2036	1.22	533	559,401
Federal National Mortgage Assoc.	5.905%	#	5/1/2036	0.85	156	163,496

Total Government Sponsored Enterprises Pass-Throughs (cost $9,184,487)						9,317,577

MUNICIPAL BOND 0.25%

Education

PA St Higher Ed Assistance Agy Ser 2 Class A-1 (cost $701,733)	0.886%	#	4/25/2019	—	700	701,806

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 33.79%

Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%		4/15/2036	0.68	1,149	1,185,915
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	1.60	960	1,003,696
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	1.44	1,000	1,056,856
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1.19	1,004	1,021,771
Banc of America Commercial Mortgage, Inc. 2003-1 A2	4.648%		9/11/2036	2.41	1,060	1,104,468
Banc of America Commercial Mortgage, Inc. 2004-5 A2	4.176%		11/10/2041	1.09	8	7,974
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	2.41	747	776,101
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.41	802	806,925
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	0.60	1,030	1,046,404
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%		7/10/2044	0.55	243	246,348
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%		10/15/2036	0.40	604	612,697
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	1.27	1,297	1,324,211
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PWR9 A1	4.498%		9/11/2042	0.15	92	91,714
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%		10/12/2042	0.15	378	378,426
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.32	1,360	1,370,875
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	0.59	473	480,083
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A1	5.415%		4/12/2038	0.25	442	445,299

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.629%	#	4/12/2038	0.62	$1,000	$1,019,097
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	1.47	1,600	1,661,350
Citigroup Commercial Mortgage Trust 2005-C3 A1	4.391%		5/15/2043	0.00	74	74,191
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	0.12	1,240	1,275,427
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	2.72	1,220	1,250,120
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.80	640	657,071
Credit Suisse Mortgage Capital Certificates 2006-C1 A2	5.512%		2/15/2039	1.82	1,070	1,112,902
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	1.24	674	708,907
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%		9/15/2034	1.04	891	922,567
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%		12/15/2035	0.92	275	285,804
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	1.49	1,065	1,131,408
CS First Boston Mortgage Securities Corp. 2002-CKS4 A1	4.485%		11/15/2036	0.60	424	430,137
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	2.52	1,549	1,615,348
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	0.12	1,223	1,221,812
CS First Boston Mortgage Securities Corp. 2005-C6 A1	4.938%		12/15/2040	0.00	24	24,275
CW Capital Cobalt Ltd. 2007-C2 A1	5.064%		4/15/2047	0.41	266	268,021
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1†	3.807%		10/14/2022	3.91	1,490	1,518,809
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%		10/15/2015	0.51	1,200	1,233,081
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%		8/11/2033	0.98	1,816	1,895,407
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%		6/10/2038	1.34	1,125	1,184,487
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	1.58	1,305	1,387,654
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%		8/11/2036	1.97	1,135	1,199,077
GE Capital Commercial Mortgage Corp. 2002-3A A1	4.229%		12/10/2037	0.97	1,191	1,206,296
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	2.17	1,580	1,657,893
GE Capital Commercial Mortgage Corp. 2003-C1 A4	4.819%		1/10/2038	2.42	523	547,276
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	2.72	210	221,986
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	0.83	117	118,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	1.36	$889	$899,445
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	0.36	221	223,262
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	1.28	1,000	1,053,593
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	1.73	550	581,943
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%	7/10/2039	2.19	1,025	1,076,449
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	1.21	868	880,961
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%	5/10/2040	1.83	960	993,941
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.669%#	5/10/2040	2.93	900	960,225
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.49	1,851	1,863,144
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	2.17	1,000	1,049,157
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%	7/5/2035	0.16	457	458,385
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	2.70	1,910	1,962,773
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%	1/5/2036	3.00	1,000	1,056,495
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	0.80	1,042	1,060,906
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%	4/10/2038	0.17	489	490,998
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	1.28	711	748,881
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%	7/12/2037	0.77	492	502,840
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	1.87	1,200	1,265,096
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	2.21	1,193	1,257,786
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%	7/12/2037	1.57	627	646,830
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%	1/12/2038	0.40	788	793,184
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.47	1,603	1,624,628
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%	7/15/2042	0.14	330	330,407
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%	8/15/2042	0.25	1,103	1,105,252
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%	10/15/2042	0.27	1,335	1,341,936
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%	10/15/2042	2.30	1,000	1,040,236
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A1	5.035%	12/15/2044	0.27	962	968,166

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate		Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%		12/12/2044	0.45	$1,300	$1,314,564
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB17 A1	5.279%		12/12/2043	1.06	592	608,630
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 A1	5.241%		5/15/2045	0.43	575	581,078
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%		12/15/2028	0.99	1,485	1,551,570
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%		3/15/2031	1.53	970	1,037,980
LB-UBS Commercial Mortgage Trust 2003-C8 A2	4.207%		11/15/2027	0.18	148	148,390
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%		3/15/2029	0.58	59	58,884
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%		8/15/2029	0.03	347	346,701
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%		10/15/2029	0.03	152	152,152
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	0.69	306	309,397
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	0.08	866	867,960
LB-UBS Commercial Mortgage Trust 2006-C3 A1	5.478%		3/15/2032	0.37	195	196,932
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	0.97	863	876,487
Merrill Lynch Mortgage Trust 2005-CKI1 A1	5.077%		11/12/2037	0.35	614	617,843
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.384%	#	11/12/2037	0.69	1,068	1,082,685
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	0.51	761	771,547
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	0.17	1,285	1,287,624
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.11	382	382,355
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%		5/12/2039	0.43	454	459,315
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	0.76	1,855	1,899,665
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	0.24	840	841,053
Morgan Stanley Capital I 2004-T13 A2	3.94%		9/13/2045	0.49	658	662,336
Morgan Stanley Capital I 2005-HQ6 A1	4.646%		8/13/2042	0.14	59	59,475
Morgan Stanley Capital I 2005-T19 A1	4.478%		6/12/2047	0.00	12	12,425
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	0.65	1,380	1,401,147
Morgan Stanley Capital I 2006-IQ11 A2	5.693%		10/15/2042	0.98	1,335	1,374,139
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.56	1,000	1,014,966
Morgan Stanley Capital I 2006-T23 AAB	5.971%	#	8/12/2041	3.02	1,000	1,079,426
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	1.00	936	976,256
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	1.67	1,280	1,365,095
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	2.24	1,124	1,181,449
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	0.49	841	844,992
Wachovia Bank Commercial Mortgage Trust 2003-C5 A2	3.989%		6/15/2035	2.63	980	1,002,043
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	0.92	900	912,840
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%		10/15/2041	2.04	788	803,023
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	2.10	654	681,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Investments	Interest Rate	Maturity Date	Modified Duration	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%	5/15/2044	0.19	$487	$488,089

Total Non-Agency Commercial Mortgage-Backed Securities (cost $92,899,616)					94,277,394

Total Investments in Securities 96.90% (cost $268,485,447)					270,374,315

Cash, Foreign Cash and Other Assets in Excess of Liabilities(d) 3.10%					8,661,801

Net Assets 100.00%					$279,036,116

HUF Hungarian Forint.

PLN Polish Zloty.

TRY Turkish Lira.

#	Variable rate security. The interest rate represents the rate at March 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Security pledged as collateral to cover margin requirements for open futures contracts as of March 31, 2010 (See Note 2(e)).
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at March 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	June 2010	251	Short	$(54,455,235)	$68,458
U.S. 5-Year Treasury Note	June 2010	242	Short	(27,792,187)	240,657

Totals				$(82,247,422)	$309,115

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Open Forward Foreign Currency Exchange Contracts at March 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine peso	Buy	Goldman Sachs	4/9/2010	9,405,000	$2,418,981	$2,427,585	$8,604
Argentine peso	Buy	Goldman Sachs	4/9/2010	1,040,000	267,352	268,441	1,089
Argentine peso	Sell	Goldman Sachs	4/9/2010	10,445,000	2,692,357	2,696,026	(3,669)
Argentine peso	Buy	Goldman Sachs	5/7/2010	2,625,000	673,941	676,310	2,369
Argentine peso	Buy	Goldman Sachs	5/7/2010	2,400,000	616,175	618,341	2,166
Argentine peso	Buy	Goldman Sachs	5/7/2010	1,100,000	281,150	283,406	2,256
Argentine peso	Buy	Goldman Sachs	5/7/2010	715,000	182,864	184,214	1,350
Argentine peso	Buy	UBS AG	6/25/2010	13,750,000	3,466,969	3,514,014	47,045
Argentine peso	Buy	UBS AG	6/25/2010	1,400,000	356,325	357,791	1,466
Brazilian real	Buy	Barclays Bank plc	4/9/2010	5,370,000	3,056,346	3,017,153	(39,193)
Brazilian real	Buy	Barclays Bank plc	4/9/2010	520,000	289,371	292,164	2,793
Brazilian real	Buy	Barclays Bank plc	4/9/2010	265,000	143,904	148,891	4,987
Brazilian real	Buy	Barclays Bank plc	4/9/2010	520,000	281,081	292,164	11,083
Brazilian real	Buy	UBS AG	5/7/2010	5,100,000	2,669,178	2,848,935	179,757
Brazilian real	Buy	UBS AG	5/7/2010	1,150,000	619,579	642,407	22,828
Brazilian real	Buy	UBS AG	5/7/2010	335,000	183,763	187,136	3,373
Brazilian real	Buy	UBS AG	5/7/2010	400,000	221,582	223,446	1,864
Brazilian real	Buy	UBS AG	5/7/2010	355,000	194,776	198,308	3,532
Brazilian real	Buy	UBS AG	5/7/2010	1,040,000	553,368	580,959	27,591
Chilean peso	Buy	Goldman Sachs	5/7/2010	280,000,000	538,462	533,927	(4,535)
Chilean peso	Buy	Goldman Sachs	5/7/2010	655,000,000	1,246,432	1,249,008	2,576
Chilean peso	Buy	Goldman Sachs	5/7/2010	52,000,000	99,237	99,158	(79)
Chilean peso	Buy	Barclays Bank plc	5/7/2010	125,000,000	246,621	238,360	(8,261)
Chilean peso	Buy	Goldman Sachs	5/7/2010	860,000,000	1,666,666	1,639,918	(26,748)
Chilean peso	Buy	Goldman Sachs	5/7/2010	82,000,000	152,985	156,364	3,379
Chilean peso	Buy	Barclays Bank plc	5/7/2010	646,000,000	1,190,564	1,231,846	41,282
Chilean peso	Buy	Barclays Bank plc	5/7/2010	94,000,000	178,809	179,247	438
Chinese yuan renminbi	Buy	UBS AG	5/10/2010	1,490,000	219,861	218,277	(1,584)
Chinese yuan renminbi	Buy	UBS AG	5/10/2010	1,280,000	188,735	187,513	(1,222)
Chinese yuan renminbi	Buy	UBS AG	5/10/2010	1,400,000	206,398	205,092	(1,306)
Chinese yuan renminbi	Buy	UBS AG	6/25/2010	14,000,000	2,072,692	2,051,632	(21,060)
Chinese yuan renminbi	Buy	UBS AG	6/25/2010	950,000	139,840	139,218	(622)
Colombian peso	Buy	UBS AG	5/7/2010	365,000,000	183,095	189,703	6,608
Colombian peso	Buy	UBS AG	5/7/2010	850,000,000	431,472	441,774	10,302
Colombian peso	Buy	UBS AG	5/7/2010	825,000,000	416,456	428,781	12,325
Colombian peso	Buy	UBS AG	5/7/2010	450,000,000	233,161	233,881	720
Colombian peso	Buy	UBS AG	6/25/2010	8,480,000,000	4,401,765	4,391,897	(9,868)
Colombian peso	Buy	UBS AG	6/25/2010	530,000,000	277,923	274,493	(3,430)
Colombian peso	Buy	UBS AG	6/25/2010	325,000,000	167,353	168,321	968
Czech koruna	Buy	Barclays Bank plc	4/9/2010	76,785,000	4,243,672	4,084,409	(159,263)
Czech koruna	Buy	Barclays Bank plc	4/9/2010	2,200,000	121,790	117,024	(4,766)
Czech koruna	Buy	Barclays Bank plc	4/9/2010	3,855,000	208,747	205,058	(3,689)
Czech koruna	Sell	Barclays Bank plc	4/9/2010	3,270,000	171,645	173,940	(2,295)
Czech koruna	Sell	Barclays Bank plc	4/9/2010	13,370,000	719,940	711,188	8,752
Czech koruna	Sell	Barclays Bank plc	4/9/2010	4,200,000	221,004	223,410	(2,406)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	26,400,000	$1,418,592	$1,403,504	$(15,088)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	97,130,000	5,176,678	5,163,725	(12,953)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	25,800,000	1,376,514	1,371,606	(4,908)
Czech koruna	Buy	Barclays Bank plc	5/7/2010	4,700,000	245,965	249,866	3,901
Czech koruna	Buy	Barclays Bank plc	5/7/2010	9,670,000	509,349	514,086	4,737
Czech koruna	Buy	Barclays Bank plc	5/7/2010	6,900,000	364,880	366,825	1,945
Czech koruna	Buy	Morgan Stanley	6/25/2010	87,000,000	4,634,068	4,621,744	(12,324)
Czech koruna	Buy	Morgan Stanley	6/25/2010	3,500,000	184,154	185,932	1,778
Czech koruna	Buy	Morgan Stanley	6/25/2010	11,400,000	606,061	605,608	(453)
Czech koruna	Buy	Morgan Stanley	6/25/2010	3,150,000	167,544	167,339	(205)
Czech koruna	Buy	Morgan Stanley	6/25/2010	3,200,000	169,355	169,995	640
euro dollar	Buy	Barclays Bank plc	5/7/2010	410,000	562,422	553,783	(8,639)
euro dollar	Sell	Barclays Bank plc	5/7/2010	200,000	279,190	270,138	9,052
euro dollar	Sell	Barclays Bank plc	5/7/2010	180,000	250,082	243,124	6,958
euro dollar	Sell	Barclays Bank plc	5/7/2010	613,550	853,252	828,717	24,535
euro dollar	Sell	Morgan Stanley	6/25/2010	385,000	528,143	520,024	8,119
euro dollar	Sell	Morgan Stanley	6/25/2010	85,000	113,306	114,811	(1,505)
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	40,300,000	5,199,329	5,190,535	(8,794)
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	1,800,000	231,860	231,835	(25)
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	4,500,000	578,971	579,589	618
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	1,155,000	148,743	148,761	18
Hong Kong dollar	Buy	Barclays Bank plc	4/9/2010	1,520,000	195,702	195,772	70
Hong Kong dollar	Sell	Barclays Bank plc	4/9/2010	3,675,000	473,469	473,330	139
Hong Kong dollar	Sell	Barclays Bank plc	4/9/2010	2,200,000	283,346	283,354	(8)
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	10,500,000	1,352,692	1,352,662	(30)
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	1,600,000	206,224	206,120	(104)
Hong Kong dollar	Buy	UBS AG	5/7/2010	4,700,000	606,070	605,477	(593)
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	48,320,000	6,225,681	6,224,823	(858)
Hong Kong dollar	Buy	UBS AG	5/7/2010	10,725,000	1,381,821	1,381,648	(173)
Hong Kong dollar	Buy	UBS AG	5/7/2010	3,750,000	482,843	483,094	251
Hong Kong dollar	Buy	UBS AG	5/7/2010	1,400,000	180,362	180,355	(7)
Hong Kong dollar	Buy	Morgan Stanley	5/7/2010	2,160,000	278,292	278,262	(30)
Hong Kong dollar	Sell	Morgan Stanley	5/7/2010	4,580,000	589,823	590,018	(195)
Hong Kong dollar	Buy	Goldman Sachs	6/25/2010	22,900,000	2,952,393	2,951,135	(1,258)
Hong Kong dollar	Buy	Goldman Sachs	6/25/2010	1,500,000	193,396	193,306	(90)
Hungarian forint	Buy	UBS AG	4/9/2010	597,500,000	3,204,784	3,040,143	(164,641)
Hungarian forint	Buy	UBS AG	4/9/2010	90,000,000	475,486	457,929	(17,557)
Hungarian forint	Buy	UBS AG	4/9/2010	36,400,000	185,100	185,207	107
Hungarian forint	Sell	UBS AG	4/9/2010	27,500,000	139,318	139,923	(605)
Hungarian forint	Buy	Morgan Stanley	5/7/2010	31,400,000	158,991	159,194	203
Hungarian forint	Buy	Goldman Sachs	5/7/2010	91,700,000	466,522	464,908	(1,614)
Hungarian forint	Buy	Morgan Stanley	5/7/2010	43,000,000	222,510	218,005	(4,505)
Hungarian forint	Buy	Goldman Sachs	5/7/2010	37,000,000	185,938	187,585	1,647
Hungarian forint	Buy	Morgan Stanley	5/7/2010	755,400,000	3,839,390	3,829,785	(9,605)
Hungarian forint	Buy	Goldman Sachs	5/7/2010	219,400,000	1,112,858	1,112,331	(527)
Hungarian forint	Buy	Goldman Sachs	5/7/2010	81,900,000	409,193	415,223	6,030
Hungarian forint	Buy	Morgan Stanley	5/7/2010	128,000,000	642,623	648,944	6,321
Hungarian forint	Buy	Morgan Stanley	5/7/2010	200,000,000	1,023,332	1,013,975	(9,357)
Hungarian forint	Buy	Morgan Stanley	5/7/2010	57,200,000	284,978	289,997	5,019
Hungarian forint	Sell	Morgan Stanley	5/7/2010	490,000,000	2,439,632	2,484,240	(44,608)
Indian rupee	Buy	UBS AG	4/9/2010	163,250,000	3,595,656	3,635,321	39,665

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Indian rupee	Buy	UBS AG	4/9/2010	14,200,000	$308,696	$316,212	$7,516
Indian rupee	Buy	UBS AG	4/9/2010	4,800,000	103,071	106,889	3,818
Indian rupee	Buy	UBS AG	4/9/2010	36,600,000	793,582	815,025	21,443
Indian rupee	Buy	UBS AG	4/9/2010	9,650,000	208,378	214,890	6,512
Indian rupee	Sell	UBS AG	4/9/2010	7,500,000	166,704	167,013	(309)
Indian rupee	Buy	Goldman Sachs	5/7/2010	178,700,000	3,836,410	3,969,743	133,333
Indian rupee	Buy	Goldman Sachs	5/7/2010	19,000,000	417,583	422,077	4,494
Indian rupee	Buy	Goldman Sachs	5/7/2010	9,000,000	196,506	199,931	3,425
Indian rupee	Buy	Goldman Sachs	5/7/2010	16,400,000	355,517	364,319	8,802
Indian rupee	Buy	Goldman Sachs	5/7/2010	35,400,000	766,400	786,396	19,996
Indonesian rupiah	Buy	Barclays Bank plc	4/9/2010	25,915,000,000	2,816,848	2,845,853	29,005
Indonesian rupiah	Buy	Barclays Bank plc	4/9/2010	2,000,000,000	213,904	219,630	5,726
Indonesian rupiah	Buy	UBS AG	5/7/2010	1,500,000,000	160,548	163,875	3,327
Indonesian rupiah	Buy	UBS AG	5/7/2010	5,200,000,000	553,192	568,101	14,909
Indonesian rupiah	Buy	UBS AG	5/7/2010	2,400,000,000	257,069	262,200	5,131
Indonesian rupiah	Buy	UBS AG	5/7/2010	6,200,000,000	657,476	677,351	19,875
Indonesian rupiah	Sell	UBS AG	5/7/2010	1,300,000,000	142,138	142,025	113
Indonesian rupiah	Buy	UBS AG	6/25/2010	25,500,000,000	2,721,451	2,760,147	38,696
Indonesian rupiah	Buy	UBS AG	6/25/2010	3,000,000,000	324,500	324,723	223
Indonesian rupiah	Buy	UBS AG	6/25/2010	1,800,000,000	195,525	194,834	(691)
Israeli new shekel	Buy	Morgan Stanley	5/7/2010	2,290,000	616,702	619,456	2,754
Israeli new shekel	Buy	Morgan Stanley	5/7/2010	14,190,000	3,822,943	3,838,466	15,523
Israeli new shekel	Buy	Morgan Stanley	5/7/2010	1,045,000	279,561	282,678	3,117
Israeli new shekel	Buy	Morgan Stanley	5/7/2010	2,015,000	542,834	545,068	2,234
Israeli new shekel	Buy	UBS AG	6/25/2010	790,000	208,581	213,584	5,003
Israeli new shekel	Buy	UBS AG	6/25/2010	4,000,000	1,060,164	1,081,439	21,275
Israeli new shekel	Buy	UBS AG	6/25/2010	725,000	192,410	196,011	3,601
Israeli new shekel	Buy	UBS AG	6/25/2010	625,000	167,538	168,975	1,437
Malaysian ringgit	Buy	Goldman Sachs	4/9/2010	13,475,000	4,045,332	4,129,998	84,666
Malaysian ringgit	Buy	Goldman Sachs	4/9/2010	775,000	230,312	237,532	7,220
Malaysian ringgit	Buy	UBS AG	5/7/2010	440,000	129,526	134,652	5,126
Malaysian ringgit	Buy	UBS AG	5/7/2010	4,450,000	1,319,692	1,361,824	42,132
Malaysian ringgit	Buy	UBS AG	5/7/2010	825,000	247,028	252,473	5,445
Malaysian ringgit	Buy	UBS AG	5/7/2010	1,370,000	400,468	419,258	18,790
Malaysian ringgit	Buy	UBS AG	5/7/2010	700,000	204,918	214,219	9,301
Malaysian ringgit	Buy	UBS AG	5/7/2010	1,440,000	421,053	440,680	19,627
Malaysian ringgit	Buy	Barclays Bank plc	6/25/2010	3,750,000	1,134,473	1,144,577	10,104
Mexican peso	Buy	UBS AG	4/9/2010	97,100,000	7,527,832	7,851,277	323,445
Mexican peso	Buy	UBS AG	4/9/2010	10,500,000	820,922	849,005	28,083
Mexican peso	Buy	UBS AG	4/9/2010	5,100,000	397,258	412,374	15,116
Mexican peso	Buy	UBS AG	4/9/2010	4,000,000	310,174	323,431	13,257
Mexican peso	Sell	UBS AG	4/9/2010	1,700,000	137,502	137,458	44
Mexican peso	Buy	Morgan Stanley	5/7/2010	3,350,000	260,344	270,123	9,779
Mexican peso	Buy	Morgan Stanley	5/7/2010	94,440,000	7,230,687	7,615,068	384,381
Mexican peso	Buy	Barclays Bank plc	5/7/2010	30,600,000	2,333,831	2,467,398	133,567
Mexican peso	Buy	Barclays Bank plc	5/7/2010	2,000,000	150,969	161,268	10,299
Mexican peso	Buy	Barclays Bank plc	5/7/2010	1,950,000	146,342	157,236	10,894
Mexican peso	Buy	Barclays Bank plc	5/7/2010	10,900,000	839,043	878,910	39,867
Mexican peso	Buy	Morgan Stanley	5/7/2010	32,700,000	2,516,158	2,636,729	120,571
Mexican peso	Sell	Barclays Bank plc	5/7/2010	4,150,000	333,310	334,631	(1,321)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	113,000,000	8,791,790	9,062,069	270,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	2,100,000	$163,294	$168,410	$5,116
Mexican peso	Buy	Barclays Bank plc	6/25/2010	13,300,000	1,038,331	1,066,598	28,267
Mexican peso	Buy	Barclays Bank plc	6/25/2010	2,105,000	166,061	168,811	2,750
Mexican peso	Buy	Barclays Bank plc	6/25/2010	2,500,000	195,797	200,488	4,691
Mexican peso	Buy	Barclays Bank plc	6/25/2010	1,765,000	139,603	141,545	1,942
Mexican peso	Buy	Barclays Bank plc	6/25/2010	3,170,000	252,238	254,219	1,981
Peruvian nuevo sol	Buy	Goldman Sachs	5/7/2010	2,370,000	830,704	833,640	2,936
Peruvian nuevo sol	Buy	Goldman Sachs	5/7/2010	625,000	219,298	219,842	544
Peruvian nuevo sol	Buy	Goldman Sachs	5/7/2010	700,000	245,614	246,223	609
Peruvian nuevo sol	Buy	Goldman Sachs	5/7/2010	445,000	156,277	156,527	250
Peruvian nuevo sol	Buy	Barclays Bank plc	6/25/2010	960,000	337,102	337,363	261
Philippine peso	Buy	UBS AG	5/7/2010	31,200,000	669,241	688,056	18,815
Philippine peso	Buy	UBS AG	5/7/2010	15,300,000	330,311	337,412	7,101
Philippine peso	Buy	UBS AG	5/7/2010	31,600,000	673,918	696,877	22,959
Philippine peso	Buy	UBS AG	5/7/2010	10,800,000	232,658	238,173	5,515
Philippine peso	Sell	UBS AG	5/7/2010	6,300,000	138,797	138,934	(137)
Philippine peso	Buy	UBS AG	6/25/2010	339,400,000	7,298,924	7,444,305	145,381
Philippine peso	Buy	UBS AG	6/25/2010	20,000,000	433,557	438,674	5,117
Philippine peso	Buy	UBS AG	6/25/2010	7,700,000	167,574	168,890	1,316
Polish zloty	Buy	Barclays Bank plc	4/9/2010	20,535,000	7,293,553	7,186,754	(106,799)
Polish zloty	Buy	Barclays Bank plc	4/9/2010	425,000	145,644	148,740	3,096
Polish zloty	Buy	Barclays Bank plc	4/9/2010	585,000	195,494	204,736	9,242
Polish zloty	Buy	Barclays Bank plc	4/9/2010	1,530,000	518,681	535,463	16,782
Polish zloty	Sell	Barclays Bank plc	4/9/2010	585,000	196,302	204,736	(8,434)
Polish zloty	Sell	Barclays Bank plc	4/9/2010	400,000	138,906	139,990	(1,084)
Polish zloty	Buy	UBS AG	5/7/2010	20,370,000	7,043,081	7,111,937	68,856
Polish zloty	Buy	UBS AG	5/7/2010	6,150,000	2,121,421	2,147,197	25,776
Polish zloty	Buy	UBS AG	5/7/2010	2,400,000	817,996	837,931	19,935
Polish zloty	Buy	UBS AG	5/7/2010	6,175,000	2,157,959	2,155,926	(2,033)
Polish zloty	Sell	UBS AG	5/7/2010	2,865,000	963,835	1,000,280	(36,445)
Polish zloty	Buy	Barclays Bank plc	6/25/2010	845,000	284,978	293,960	8,982
Polish zloty	Buy	Goldman Sachs	6/25/2010	8,730,000	3,031,039	3,037,008	5,969
Polish zloty	Buy	Barclays Bank plc	6/25/2010	380,000	131,851	132,195	344
Polish zloty	Buy	Goldman Sachs	6/25/2010	2,500,000	872,651	869,705	(2,946)
Polish zloty	Buy	Goldman Sachs	6/25/2010	720,000	249,435	250,475	1,040
Polish zloty	Buy	Goldman Sachs	6/25/2010	570,000	195,179	198,293	3,114
Polish zloty	Buy	Goldman Sachs	6/25/2010	580,000	198,297	201,771	3,474
Romanian new leu	Buy	Goldman Sachs	4/9/2010	500,000	168,067	164,919	(3,148)
Romanian new leu	Buy	Goldman Sachs	4/9/2010	3,235,000	1,117,251	1,067,025	(50,226)
Romanian new leu	Buy	Goldman Sachs	4/9/2010	965,000	330,084	318,294	(11,790)
Romanian new leu	Buy	Goldman Sachs	4/9/2010	710,000	232,978	234,185	1,207
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	2,700,000	910,317	888,248	(22,069)
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	600,000	196,473	197,388	915
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	9,080,000	3,033,745	2,987,145	(46,600)
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	2,775,000	927,101	912,921	(14,180)
Romanian new leu	Buy	Barclays Bank plc	5/7/2010	700,000	230,415	230,287	(128)
Romanian new leu	Buy	Morgan Stanley	6/25/2010	10,315,000	3,409,917	3,375,837	(34,080)
Romanian new leu	Buy	Morgan Stanley	6/25/2010	1,260,000	414,201	412,366	(1,835)
Russian ruble	Buy	UBS AG	4/9/2010	14,800,000	497,640	502,480	4,840
Russian ruble	Buy	UBS AG	4/9/2010	18,500,000	612,583	628,100	15,517
Russian ruble	Buy	Barclays Bank plc	5/7/2010	7,400,000	246,872	250,462	3,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Russian ruble	Buy	Barclays Bank plc	5/7/2010	6,300,000	$207,984	$213,231	$5,247
Russian ruble	Buy	Barclays Bank plc	5/7/2010	18,100,000	596,468	612,617	16,149
Russian ruble	Buy	Barclays Bank plc	5/7/2010	7,700,000	253,958	260,616	6,658
Russian ruble	Buy	Barclays Bank plc	5/7/2010	86,800,000	2,851,511	2,937,854	86,343
Russian ruble	Buy	Goldman Sachs	6/25/2010	82,800,000	2,731,771	2,791,462	59,691
Russian ruble	Buy	Goldman Sachs	6/25/2010	9,100,000	303,840	306,791	2,951
Russian ruble	Buy	Goldman Sachs	6/25/2010	5,800,000	194,696	195,537	841
Singapore dollar	Buy	Morgan Stanley	4/9/2010	8,885,000	6,395,537	6,351,065	(44,472)
Singapore dollar	Buy	Morgan Stanley	4/9/2010	885,000	636,073	632,605	(3,468)
Singapore dollar	Buy	Morgan Stanley	4/9/2010	205,000	146,465	146,535	70
Singapore dollar	Buy	Morgan Stanley	4/9/2010	255,000	180,892	182,276	1,384
Singapore dollar	Buy	Morgan Stanley	4/9/2010	1,035,000	736,032	739,826	3,794
Singapore dollar	Buy	Morgan Stanley	4/9/2010	510,000	362,521	364,552	2,031
Singapore dollar	Sell	Morgan Stanley	4/9/2010	350,000	250,095	250,182	(87)
Singapore dollar	Buy	Goldman Sachs	5/7/2010	7,410,000	5,246,575	5,295,994	49,419
Singapore dollar	Buy	Goldman Sachs	5/7/2010	2,425,000	1,717,787	1,733,169	15,382
Singapore dollar	Buy	Goldman Sachs	5/7/2010	2,360,000	1,675,541	1,686,713	11,172
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	7,895,000	5,637,272	5,641,295	4,023
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	1,200,000	857,099	857,448	349
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	195,000	139,969	139,335	(634)
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	275,000	196,295	196,498	203
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	355,000	253,713	253,661	(52)
South African rand	Buy	Barclays Bank plc	4/9/2010	2,800,000	373,957	384,212	10,255
South African rand	Buy	Barclays Bank plc	4/9/2010	30,400,000	4,025,424	4,171,441	146,017
South African rand	Buy	Barclays Bank plc	4/9/2010	1,600,000	207,068	219,549	12,481
South African rand	Buy	Barclays Bank plc	4/9/2010	6,175,000	779,731	847,324	67,593
South African rand	Sell	Barclays Bank plc	4/9/2010	820,000	111,681	112,519	(838)
South African rand	Buy	Morgan Stanley	5/7/2010	1,200,000	158,921	163,844	4,923
South African rand	Buy	Morgan Stanley	5/7/2010	2,500,000	334,247	341,342	7,095
South African rand	Buy	Morgan Stanley	5/7/2010	1,450,000	192,844	197,978	5,134
South African rand	Buy	Morgan Stanley	5/7/2010	30,880,000	4,046,546	4,216,255	169,709
South African rand	Buy	Morgan Stanley	5/7/2010	6,320,000	827,767	862,912	35,145
South African rand	Buy	Morgan Stanley	5/7/2010	2,400,000	307,786	327,688	19,902
South African rand	Buy	Morgan Stanley	5/7/2010	5,700,000	749,211	778,259	29,048
South African rand	Buy	Morgan Stanley	5/7/2010	1,800,000	232,424	245,766	13,342
South African rand	Buy	Goldman Sachs	6/25/2010	11,920,000	1,581,804	1,613,580	31,776
South African rand	Buy	Goldman Sachs	6/25/2010	1,480,000	197,750	200,344	2,594
South Korean won	Buy	UBS AG	5/7/2010	85,700,000	74,199	75,650	1,451
South Korean won	Buy	UBS AG	5/7/2010	106,300,000	91,868	93,835	1,967
South Korean won	Buy	UBS AG	6/25/2010	1,335,000,000	1,154,245	1,176,320	22,075
Taiwan dollar	Buy	Barclays Bank plc	4/9/2010	25,000,000	797,448	787,476	(9,972)
Taiwan dollar	Buy	Barclays Bank plc	4/9/2010	6,000,000	192,184	188,994	(3,190)
Taiwan dollar	Buy	Goldman Sachs	5/7/2010	4,150,000	130,053	131,143	1,090
Taiwan dollar	Buy	Goldman Sachs	5/7/2010	3,500,000	110,410	110,602	192
Taiwan dollar	Buy	Goldman Sachs	5/7/2010	2,600,000	81,941	82,161	220
Thai baht	Buy	UBS AG	4/9/2010	6,750,000	205,444	208,734	3,290
Thai baht	Buy	UBS AG	4/9/2010	129,300,000	3,916,758	3,998,420	81,662
Thai baht	Buy	Goldman Sachs	5/7/2010	5,200,000	157,480	160,706	3,226
Thai baht	Buy	Goldman Sachs	5/7/2010	8,150,000	249,464	251,876	2,412
Thai baht	Buy	Goldman Sachs	5/7/2010	16,400,000	494,423	506,844	12,421
Thai baht	Buy	Goldman Sachs	5/7/2010	12,700,000	383,686	392,495	8,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC.-DEVELOPING LOCAL MARKETS FUND March 31, 2010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Thai baht	Buy	Goldman Sachs	5/7/2010	6,750,000	$203,620	$208,609	$4,989
Turkish lira	Buy	Barclays Bank plc	4/9/2010	9,800,000	6,644,068	6,448,482	(195,586)
Turkish lira	Buy	Barclays Bank plc	4/9/2010	325,000	219,983	213,852	(6,131)
Turkish lira	Buy	Barclays Bank plc	4/9/2010	300,000	195,479	197,402	1,923
Turkish lira	Buy	Barclays Bank plc	4/9/2010	1,085,000	712,644	713,939	1,295
Turkish lira	Buy	Barclays Bank plc	4/9/2010	795,000	519,030	523,117	4,087
Turkish lira	Sell	Barclays Bank plc	4/9/2010	375,000	244,749	246,753	(2,004)
Turkish lira	Sell	Barclays Bank plc	4/9/2010	1,220,000	777,664	802,770	(25,106)
Turkish lira	Sell	Barclays Bank plc	4/9/2010	300,000	195,890	197,402	(1,512)
Turkish lira	Buy	Goldman Sachs	5/7/2010	325,000	207,668	212,871	5,203
Turkish lira	Buy	Goldman Sachs	5/7/2010	2,825,000	1,872,349	1,850,336	(22,013)
Turkish lira	Buy	Goldman Sachs	5/7/2010	2,960,000	1,954,698	1,938,759	(15,939)
Turkish lira	Buy	Goldman Sachs	5/7/2010	8,830,000	5,843,038	5,783,528	(59,510)
Turkish lira	Sell	Goldman Sachs	5/7/2010	3,490,000	2,276,582	2,285,902	(9,320)
Turkish lira	Sell	Goldman Sachs	5/7/2010	985,000	638,429	645,162	(6,733)
Turkish lira	Buy	Morgan Stanley	6/25/2010	5,580,000	3,571,429	3,623,890	52,461
Turkish lira	Buy	Morgan Stanley	6/25/2010	290,000	184,127	188,338	4,211
Turkish lira	Buy	Morgan Stanley	6/25/2010	1,100,000	703,595	714,387	10,792
Turkish lira	Buy	Morgan Stanley	6/25/2010	305,000	194,280	198,080	3,800
Turkish lira	Buy	Morgan Stanley	6/25/2010	435,000	277,902	282,508	4,606

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,611,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC.-GLOBAL ALLOCATION FUND March 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.65%
Lord Abbett Affiliated Fund, Inc. - Class I(b)	625,088	$6,826
Lord Abbett Research Fund, Inc. - Classic Stock Fund - Class I(c)	339,462	9,410
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I(d)	2,223,810	15,100
Lord Abbett Investment Trust - Floating Rate Fund - Class I(e)	272,768	2,534
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I(b)	811,302	9,419
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I*(f)	461,492	9,437
Lord Abbett Investment Trust - High Yield Fund - Class I(g)	2,478,179	18,884
Lord Abbett Securities Trust - International Core Equity Fund - Class I(h)	539,615	6,292
Lord Abbett Securities Trust - International Dividend Income Fund - Class I(i)	4,383,089	37,519
Lord Abbett Securities Trust - International Opportunities Fund - Class I(j)	847,022	10,037

Total Investments in Underlying Funds (cost $125,858,618)		125,458

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.31%

Repurchase Agreement

Repurchase Agreement dated 3/31/2010, Zero Coupon due 4/1/2010 with Fixed Income Clearing Corp. collateralized by $400,000 of Federal National Mortgage Assoc. at 2.25% due 1/15/2013; value: $403,500; proceeds: $391,096 (cost $391,096)	$391	$391

Total Investments in Securities 99.96% (cost $126,249,714)		125,849

Other Assets in Excess of Liabilities 0.04%		52

Net Assets 100.00%		$125,901

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is capital appreciation.
(g)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is long-term capital appreciation.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company incorporated, under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Developing Local Markets Fund (“Developing Local Markets Fund”); and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Developing Local Markets Fund is non-diversified and Global Allocation Fund is diversified as defined in the Act.

Developing Local Markets Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Developing Local Markets Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Developing Local Markets Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Developing Local Markets Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(continued)

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing each Fund’s investments carried at value:

Developing Local Markets Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$52,306,880	$—	$52,306,880
Corporate Bonds	—	87,731,588	—	87,731,588
Foreign Government Obligations	—	20,674,774	—	20,674,774
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	5,364,296	—	5,364,296
Government Sponsored Enterprises Pass-Throughs	—	9,317,577	—	9,317,577
Municipal Bond	—	701,806	—	701,806
Non-Agency Commercial Mortgage-Backed Securities	—	94,277,394	—	94,277,394

Total	$—	$270,374,315	$—	$270,374,315

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,977,670	$—	$3,977,670
Liabilities	—	(1,366,077)	—	(1,366,077)
Futures Contracts
Assets	309,115	—	—	309,115
Liabilities	—	—	—	—

Total	$309,115	$2,611,593	$—	$2,920,708

* See Schedule of Investments for values in each industry.

Notes to Schedule of Investments (unaudited)(continued)

Global Allocation Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$125,458	$—	$—	$125,458
Repurchase Agreement	—	391	—	391

Total	$125,458	$391	$—	$125,849

*	See Schedule of Investments for values in each industry.

(i)	Disclosures about Derivative Instruments and Hedging Activities-The Developing Local Markets Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2010 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Developing Local Markets Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Developing Local Markets Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Developing Local Markets Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2010 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2010, the Developing Local Markets Fund had the following derivatives grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$309,115	$—	$309,115
Forward Foreign Currency Exchange Contracts	—	3,977,670	3,977,670

Total	$309,115	$3,977,670	$4,286,785

Liability Derivatives
Futures Contracts	$—	$—	$—
Forward Foreign Currency Exchange Contracts	—	1,366,077	1,366,077

Total	$—	$1,366,077	$1,366,077

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of March 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Developing Local Markets Fund	Global Allocation Fund
Tax cost	$268,767,104	$126,893,755

Gross unrealized gain	1,951,320	2,766,636
Gross unrealized loss	(344,109)	(3,810,947)

Net unrealized security gain (loss)	$1,607,211	$(1,044,311)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premiums.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year and any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended March 31, 2010:

Affiliated Issuer	Balance of Shares Held at 12/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2010	Value at 3/31/2010	Net Realized Loss 1/1/2010 to 3/31/2010	Dividend Income 1/1/2010 to 3/31/2010
Lord Abbett Affiliated Fund, Inc. - Class I	812,037	33,481	(220,430)	625,088	$6,825,962	$(346,504)	$20,752
Lord Abbett Research Fund, Inc. - Classic Stock - Class I	316,298	29,473	(6,309)	339,462	9,409,895	820	—
Lord Abbett Global Fund, Inc. - Developing Local Markets Fund - Class I	1,677,871	578,907	(32,968)	2,223,810	15,099,670	(15,644)	95,037
Lord Abbett Investment Trust - Floating Rate Fund - Class I	—	272,768	—	272,768	2,534,016	—	18,342
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	764,473	46,829	—	811,302	9,419,218	—	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	445,124	29,971	(13,603)	461,492	9,437,507	12,123	—
Lord Abbett Investment Trust - High Yield Fund - Class I	2,271,115	285,846	(78,782)	2,478,179	18,883,721	10,723	376,001
Lord Abbett Securities Trust - International Core Equity Fund - Class I	479,367	60,248	—	539,615	6,291,908	—	—
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	3,923,219	465,677	(5,807)	4,383,089	37,519,245	(4,704)	296,132
Lord Abbett Securities Trust - International Opportunities Fund - Class I	996,768	42,788	(192,534)	847,022	10,037,205	(348,339)	—

Total					$125,458,347	$(691,525)	$806,264

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of March 31, 2010, the Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.44%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	7.50%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	12.04%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	7.51%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.52%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.02%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.05%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.01%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	29.91%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	8.00%

The Ten Largest Holdings and the Holdings by Sector, as of March 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Bank of America Corp.	4.04%
JPMorgan Chase & Co.	3.76%
Wells Fargo & Co.	3.32%
Goldman Sachs Group, Inc. (The)	2.99%
Exxon Mobil Corp.	2.46%
Chevron Corp.	2.32%
Pfizer, Inc.	2.30%
General Electric Co.	2.04%
Hess Corp.	1.96%
Morgan Stanley	1.95%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.68%
Consumer Staples	4.76%
Energy	17.40%
Financials	28.10%
Health Care	9.24%
Industrials	7.61%
Information Technology	8.43%
Materials	5.86%
Telecommunication Services	2.96%
Utilities	0.90%
Short-Term Investment	1.06%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	2.84%
Bank of America Corp.	2.79%
JPMorgan Chase & Co.	2.35%
Goldman Sachs Group Inc. (The)	2.15%
Google, Inc. Class A	2.09%
Microsoft Corp.	2.09%
Monsanto Co.	1.77%
Hewlett Packard Co.	1.63%
Marriott International Class A	1.62%
Wells Fargo & Co.	1.61%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.72%
Consumer Staples	5.15%
Energy	10.67%
Financials	20.25%
Health Care	11.20%
Industrials	7.56%
Information Technology	21.96%
Materials	6.73%
Telecommunication Services	1.24%
Utilities	0.80%
Short-Term Investment	0.72%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Poland Government Bond, 6.00%, 11/24/2010	1.83%
Turkey Government Bond, Zero Coupon, 4/14/2010	1.48%
Pacific Gas & Electric Co., 1.204%, 6/10/2010	1.33%
Hungary Government Bond, 6.75%, 4/12/2010	1.32%
Citigroup Funding, Inc., 1.875%, 10/22/2012	1.17%
Vodafone Group plc, 0.597%, 6/15/2011	1.11%
Bank of America Corp., 2.10%, 4/30/2012	1.06%
Hungary Government Bond, 6.25%, 8/24/2010	0.93%
Kraft Foods, Inc., 0.75%, 8/11/2010	0.93%
Turkey Government Bond, Zero Coupon, 6/23/2010	0.92%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	3.45%
Asset-Backed	19.35%
Banking	1.87%
Basic Industry	0.31%
Capital Goods	0.78%
Consumer Cyclical	0.93%
Consumer Non-Cyclical	2.51%
Energy	5.49%
Finance & Investment	5.58%
Foreign Government	8.40%
Local Authority	0.26%
Media	0.47%
Mortgage-Backed	36.85%
Services Cyclical	0.52%
Services Non-Cyclical	1.23%
Technology & Electronics	0.82%
Telecommunications	3.42%
Utilities	7.76%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
Ford Motor Co. Term Loan, 3.24%-3.26%, 12/16/2013	1.32%
HCA, Inc. Term Loan B, 2.501%, 11/18/2013	1.23%
Univision Communications, Inc. Term Loan B, 2.501%, 09/29/2014	1.07%
Nuveen Investments, Inc. Term Loan, 3.249%-3.323%, 11/13/2014	1.00%
Mylan Laboratories, Inc. Term Loan B, 3.50%-3.563%, 10/2/2014	1.00%
Biomet, Inc. Term Loan B, 3.229%-3.251%, 03/25/2015	0.99%
Asurion Corp. 2nd Lien Term Loan, 6.728%, 07/3/2015	0.97%
Allison Transmission, Inc. Term Loan B, 2.75%-3.00%, 08/7/2014	0.93%
Nielsen Finance LLC Term Loan B, 3.978%, 05/2/2016	0.86%
Community Health Systems, Inc. Term Loan, 2.479%-2.502%, 07/25/2014	0.85%

Holdings by Sector*	% of Investments
Aerospace	1.08%
Chemicals	3.81%
Consumer Non-Durables	1.81%
Energy	1.74%
Financial	5.72%
Food/Tobacco	3.88%
Forest Products	2.10%
Gaming/Leisure	3.34%
Healthcare	10.81%
Housing	1.84%
Information Technology	3.24%
Manufacturing	5.60%
Media/Telecommunications	20.88%
Metals/Minerals	1.16%
Retail	4.65%
Service	8.75%
Transportation	6.43%
Utility	2.56%
Short-Term Investment	10.60%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Amgen, Inc.	2.59%
Hewlett-Packard Co.	2.35%
Bank of America Corp.	2.32%
Exxon Mobil Corp.	2.20%
XTO Energy, Inc.	2.08%
Ford Motor Co.	1.96%
Williams Cos., Inc. (The)	1.92%
Barrick Gold Corp.	1.92%
Eaton Corp.	1.81%
Intel Corp.	1.73%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.23%
Consumer Staples	0.62%
Energy	13.11%
Financials	18.52%
Health Care	18.57%
Industrials	12.52%
Informational Technology	15.10%
Materials	5.70%
Utilities	0.76%
Short-Term Investment	1.87%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Cognizant Technology Solutions Corp. Class A	1.63%
T. Rowe Price Group, Inc.	1.58%
Limited Brands, Inc.	1.56%
Nordstrom, Inc.	1.44%
Starwood Hotels & Resorts Worldwide, Inc.	1.29%
NetApp, Inc.	1.19%
Kansas City Southern	1.18%
Intuitive Surgical, Inc.	1.11%
Owens-Illinois, Inc.	1.11%
Albemarle Corp.	1.11%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.90%
Consumer Staples	1.30%
Energy	5.36%
Financials	14.28%
Health Care	12.76%
Industrials	10.39%
Information Technology	24.23%
Materials	7.94%
Short-Term Investment	0.84%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Wind Acquisition Finance SA, 12.00%, 12/1/2015	1.77%
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.43%
Pinnacle Foods Group LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.27%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	1.23%
CIT Group, Inc., 7.00%, 5/17/2017	1.23%
HCA, Inc., 9.125%, 11/15/2014	1.15%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.13%
El Paso Corp., 8.05%, 10/15/2030	1.09%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.06%
Nielsen Finance LLC/Nielsen Finance Co., Zero Coupon, 8/1/2016	0.94%

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	2.16%
Basic Industry	6.79%
Capital Goods	6.94%
Consumer Cyclical	10.24%
Consumer Non-Cyclical	4.84%
Energy	7.70%
Finance & Investment	5.42%
Foreign Sovereign	0.19%
Healthcare	0.35%
Insurance	3.79%
Local-Authority	0.62%
Media	11.59%
Real Estate	1.00%
Services Cyclical	11.72%
Services Non-Cyclical	5.18%
Technology & Electronics	6.42%
Telecommunications	9.59%
Utility	2.07%
Short-Term Investment	3.38%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.06%
DnB NOR ASA	1.90%
Mitsui & Co., Ltd.	1.66%
Roche Holding Ltd. AG	1.65%
Transocean Ltd.	1.61%
Sony Corp.	1.60%
Vinci SA	1.60%
Vodafone Group plc	1.59%
Nestle SA Registered Shares	1.59%
ING Groep NV CVA	1.54%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	12.64%
Consumer Staples	8.79%
Energy	9.26%
Financials	19.26%
Health Care	7.28%
Industrials	12.55%
Information Technology	5.35%
Materials	10.17%
Telecommunication Services	7.13%
Utilities	4.80%
Short-Term Investment	2.77%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Yellow Pages Income Fund	2.03%
Banco Santander SA ADR	2.00%
Baytex Energy Trust Unit	1.92%
Nintendo Co., Ltd.	1.86%
Partner Communications Co., Ltd.	1.79%
Kumba Iron Ore Ltd.	1.78%
Mediaset SpA	1.76%
Canon, Inc.	1.66%
Penn West Energy Trust Unit	1.65%
Vinci SA	1.50%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.78%
Consumer Staples	4.85%
Energy	13.57%
Financials	22.64%
Health Care	5.58%
Industrials	10.74%
Information Technology	6.72%
Materials	5.49%
Telecommunication Services	8.54%
Utilities	7.02%
Short-Term Investment	3.07%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Rexlot Holdings Ltd.	1.86%
Rheinmetall AG	1.77%
Schroders plc	1.60%
easyJet plc	1.58%
Tomkins plc	1.56%
Metropolitan Bank & Trust	1.51%
Equinox Minerals Ltd.	1.46%
Symrise AG	1.41%
Macarthur Coal Ltd.	1.41%
Minth Group Ltd.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.76%
Consumer Staples	8.79%
Energy	5.05%
Financials	14.09%
Health Care	5.22%
Industrials	17.67%
Information Technology	7.15%
Materials	10.38%
Telecommunication Services	0.46%
Utilities	4.98%
Short-Term Investment	4.45%

Total	100.00%

*	A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 25, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2010